Short-Term Borrowings And Long-Term Debt (Schedule Of Maturities Of Long-Term Debt) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule Of Short Term And Long Term Debt [Line Items]
2014	¥ 703,304
2015	413,115
2016	369,276
2017	327,473
2018	569,063
Thereafter	1,555,704
Long-term debt	¥ 3,937,935	¥ 4,166,783